Acquisition of Pionyr - Additional Information (Details) - IKENA ONCOLOGY INC - Pionyr Immunotherapeutics, Inc $ in Millions	Aug. 04, 2023 USD ($) shares
Business Acquisition [Line Items]
Business acquisition, contingent value right received for each share	1
Percentage of net proceeds from potential monetization of legacy programs receivable	50.00%
Business acquisition, transaction cost | $	$ 1.3
Common Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	150,054
Non-voting Common Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	12,760
Series A Preferred Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	4,153,439